Note 4 - Investments	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	Investments:

Investments consisted of the following as of
September 30, 2018
and
December 31, 2017:

	September 30, 2018
	Cost	Unrealized gain	Market value

Guaranteed investment certificate	$547	3	550

	December 31, 2017
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$816	(18)	798